Income taxes (Details) - Schedule of provision for income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current provision:
Federal $
State	7	5
Foreign	755	339
Total current provision $	762	344
Deferred provision:
Federal $
State
Foreign	2,127	112
Total deferred provision $	2,127	112
Total provision for income taxes $	$ 2,889	$ 456
Effective income tax expense rate	(2.60%)	(0.60%)